TriplePoint success fee - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) SFr / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Triple Point Success Fee [Line Items]
Derivatives during the period		$ 0		$ 1,444,000	$ 384,000
TriplePoint Capital LLC
Triple Point Success Fee [Line Items]
Transaction strike price (in dollars per share) | (per share)		$ 3.65	SFr 3.65
Percentage of committed loan facility		6.50%
Committed loan facility amount		$ 10,000,000	SFr 10,000,000
Committed loan facility conversion rate		1.16	1.16
Derivatives during the period		$ 0		(1,444,000)	(467,000)
Gain (loss) on finance income (expenses)	$ 400,000	$ 0		$ (1,400,000)
Reduction of success fee	400,000
Success fee	$ 2,500,000				$ 2,900,000